Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ (313,446,479)	$ (121,295,334)	$ (155,244,350)
Reversal of impairment		216,364,265	142,714,331	3,799,790
Reversal of impairment / (Impairment)	$ (5,151,562)	(97,082,214)	21,418,997	(151,444,560)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(307,913,947)	(63,252,635)	(129,350,315)
Reversal of impairment		138,079,000	128,266,251	0
Reversal of impairment / (Impairment)		(169,834,947)	65,013,616	(129,350,315)
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(1,275,480)	(13,788,470)	3,799,790
Reversal of impairment		43,519,422	14,448,080	3,799,790
Reversal of impairment / (Impairment)		42,243,942	659,610	(15,952,092)
Pemex Fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(2,298,775)	(2,246,264)	(1,935,500)
Reversal of impairment / (Impairment)		(2,298,775)	(2,246,264)	(1,935,500)
AGRO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				(4,206,653)
Reversal of impairment / (Impairment)				$ (4,206,653)
Pemex logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			(40,288,338)
Reversal of impairment		34,119,240
Reversal of impairment / (Impairment)		34,119,240	(40,288,338)
PMI NASA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(1,162,014)	(1,719,627)
Reversal of impairment		646,603
Reversal of impairment / (Impairment)		(515,411)	$ (1,719,627)
PMI Azufre Industrial [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		(796,263)
Reversal of impairment / (Impairment)		$ (796,263)